Subsequent Events - Subsequent Events - Planned Retirements of Generation Facilities (Detail) $ in Millions	1 Months Ended	3 Months Ended
	Oct. 31, 2017 USD ($)	Sep. 30, 2017 USD ($) MWh
Subsequent Event [Line Items]
Number Of Electric Generation Units To Be Retired		7
Electricity Generation Facility Capacity		4,167
Alcoa Corporationand Alcoa U S A Corp. [Member] | Subsequent Event [Member] | Vistra Energy Corp. [Member]
Subsequent Event [Line Items]
Contract Termination Payment | $	$ 238
Monticello Steam Electric Station [Member]
Subsequent Event [Line Items]
Costs Associated With Planned Retirement Of Generation Facilities | $		$ 24
Number Of Electric Generation Units To Be Retired		3
Electricity Generation Facility Capacity		1,880
Sandow Steam Electric Station Units 4 and 5 [Member]
Subsequent Event [Line Items]
Number Of Electric Generation Units To Be Retired		2
Electricity Generation Facility Capacity		1,137
Big Brown Steam Electric Station [Member]
Subsequent Event [Line Items]
Number Of Electric Generation Units To Be Retired		2
Electricity Generation Facility Capacity		1,150